Strategic Advisers U.S. Opportunity Fund
Fund Summary Fund: Strategic Advisers® U.S. Opportunity Fund
Investment Objective
The fund seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Strategic Advisers U.S. Opportunity Fund Class: Strategic Advisers U.S. Opportunity Fund
Shareholder fees (fees paid directly from your investment)	none

Annual operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses		Strategic Advisers U.S. Opportunity Fund Class: Strategic Advisers U.S. Opportunity Fund
Management fee	[1]	0.25%
Distribution and/or Service (12b-1) fees		none
Other expenses		0.06%
Acquired fund fees and expenses (fees and expenses of underlying funds)		0.70%
Total annual operating expenses	[2]	1.01%
Fee waiver and/or expense reimbursement	[1]	0.25%
Total annual operating expenses after fee waiver and/or expense reimbursement	[2]	0.76%
[1]	Strategic Advisers, Inc. (Strategic Advisers) has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 0.95% of the fund's average daily net assets. In addition, Strategic Advisers has contractually agreed to waive a portion of the fund's management fee in an amount equal to 0.25% of the fund's average daily net assets. This arrangement will remain in effect through September 30, 2016. Strategic Advisers may not terminate this arrangement without the approval of the Board of Trustees.
[2]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Expense Example (USD $)	Strategic Advisers U.S. Opportunity Fund Class: Strategic Advisers U.S. Opportunity Fund
1 year	78
3 years	254
5 years	492
10 years	1,175

Portfolio Turnover
The fund will not incur transaction costs, such as commissions, when it buys and sells shares of affiliated funds but may incur transaction costs when buying or selling non-affiliated funds and other types of securities (including non-affiliated exchange traded funds) directly (or "turns over" its portfolio). If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 160% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing at least 80% of assets in securities of U.S. corporations and in shares of other U.S. equity funds.
  Implementing investment strategies by investing indirectly in securities through one or more other funds, referred to as underlying funds, which in turn invest directly in securities (as described below).
  Allocating assets among affiliated U.S. equity funds (i.e., Fidelity funds) and non-affiliated U.S. equity funds that participate in Fidelity's FundsNetwork®, and non-affiliated exchange traded funds (ETFs) (underlying funds).
  Allocating assets among underlying funds to achieve portfolio characteristics similar to those of the Dow Jones U.S. Total Stock Market Index℠.
  Allocating assets among underlying funds to attempt to diversify its portfolio in terms of market capitalization and investment style.
  Investing in domestic and foreign issuers.
  Allocating assets among underlying funds using proprietary fundamental and quantitative fund research, considering factors including fund performance, a fund manager's experience and investment style, fund company infrastructure, and fund characteristics such as expense ratio, asset size, and portfolio turnover.

Principal Investment Risks
  Investing in Other Funds. Regulatory restrictions may limit the amount that one fund can invest in another, which means that the fund's manager may not be able to invest as much as it wants to in some other funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
  Investing in ETFs. ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid. ETFs that track an index are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Performance
The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.
Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	18.29%	June 30, 2009
Lowest Quarter Return	-22.01%	December 31, 2008
Year-to-Date Return	2.38%	March 31, 2014

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

For the periods ended
December 31, 2013
Average Annual Total Returns Strategic Advisers U.S. Opportunity Fund	Past 1 year	Past 5 years	Life of fund		Inception Date
Class: Strategic Advisers U.S. Opportunity Fund Return Before Taxes	33.54%	19.43%	6.91%	[1]	Dec. 29, 2006
Class: Strategic Advisers U.S. Opportunity Fund Return After Taxes on Distributions	29.56%	18.17%	5.99%	[1]	Dec. 29, 2006
Class: Strategic Advisers U.S. Opportunity Fund Return After Taxes on Distributions and Sale of Fund Shares	20.83%	15.69%	5.36%	[1]	Dec. 29, 2006
Dow Jones U.S. Total Stock Market Index℠ (reflects no deduction for fees, expenses, or taxes)	33.47%	18.86%	6.68%	[1]	Dec. 29, 2006
[1]	From December 29, 2006.